Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 2,350,811
Addition		2,350,811
Ending balance	$ 2,350,811	$ 2,350,811